Nature of the Business and Liquidity (Details Narrative) - USD ($)			1 Months Ended				9 Months Ended		12 Months Ended
	Aug. 11, 2023	Aug. 10, 2022	May 31, 2023	Jan. 31, 2023	Aug. 31, 2022	Dec. 31, 2021	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Notes payable		$ 5,000,000.0	$ 3,000,000.0		$ 5,000,000.0
Issuance of stock	$ 3,300,000						$ 6,151,288			$ 20,374,218
Issuance of public offering						$ 20,400,000
Notes payable							$ 2,100,000
Private Placement [Member]
Property, Plant and Equipment [Line Items]
Issuance of stock	$ 1,000,000
Wainwright [Member] | Maximum [Member] | Subsequent Event [Member]
Property, Plant and Equipment [Line Items]
Issuance of stock				$ 2,650,000